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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-07318

                         Pioneer Series Trust VIII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer International Value Fund

 Schedule of Investments 8/31/14 (unaudited)

 Shares

 Value

 COMMON STOCKS - 96.3%

 Energy - 7.6%

 Oil & Gas Equipment & Services - 1.7%

 32,100

 Schlumberger, Ltd.

 $

 3,519,444

 Integrated Oil & Gas - 4.4%

 102,400

 BG Group Plc

 $

 2,040,266

 72,800

 Eni S.p.A.

 1,817,219

 50,800

 Royal Dutch Shell Plc

 2,052,859

 46,700

 Total SA

 3,081,757

 $

 8,992,101

 Oil & Gas Exploration & Production - 1.5%

 135,200

 Encana Corp.

 $

 3,118,182

 Total Energy

 $

 15,629,727

 Materials - 10.1%

 Commodity Chemicals - 1.2%

 195,000

 Kuraray Co., Ltd.

 $

 2,426,918

 Diversified Chemicals - 2.6%

 25,100

 BASF SE

 $

 2,582,183

 931,200

 Incitec Pivot, Ltd.

 2,701,595

 $

 5,283,778

 Fertilizers & Agricultural Chemicals - 1.6%

 9,200

 Syngenta AG

 $

 3,312,463

 Specialty Chemicals - 1.5%

 88,000

 Croda International Plc

 $

 3,183,020

 Paper Packaging - 1.8%

 348,500

 Amcor, Ltd.

 $

 3,724,184

 Diversified Metals & Mining - 1.4%

 82,600

 BHP Billiton, Ltd.

 $

 2,845,368

 Total Materials

 $

 20,775,731

 Capital Goods - 13.9%

 Aerospace & Defense - 0.6%

 69,500

 Rolls-Royce Holdings Plc

 $

 1,177,734

 Building Products - 1.2%

 35,400

 Daikin Industries, Ltd.

 $

 2,442,061

 Electrical Components & Equipment - 3.3%

 501,100

 Hitachi, Ltd.

 $

 3,779,121

 35,900

 Schneider Electric SE

 3,032,985

 $

 6,812,106

 Heavy Electrical Equipment - 1.3%

 121,400

 ABB, Ltd.

 $

 2,754,249

 Industrial Conglomerates - 2.4%

 84,100

 Koninklijke Philips NV

 $

 2,562,287

 20,100

 Siemens AG

 2,517,828

 $

 5,080,115

 Construction & Farm Machinery & Heavy Trucks - 1.9%

 97,700

 Komatsu, Ltd.

 $

 2,212,630

 115,000

 Kubota Corp.

 1,642,509

 $

 3,855,139

 Industrial Machinery - 3.2%

 73,200

 GEA Group AG

 $

 3,311,857

 139,900

 Nabtesco Corp.

 3,221,770

 $

 6,533,627

 Total Capital Goods

 $

 28,655,031

 Automobiles & Components - 6.1%

 Auto Parts & Equipment - 0.6%

 224,100

 GKN Plc

 $

 1,304,757

 Tires & Rubber - 2.1%

 60,100

 Bridgestone Corp.

 $

 2,062,634

 19,700

 Cie Generale des Etablissements Michelin

 2,177,632

 $

 4,240,266

 Automobile Manufacturers - 3.4%

 26,800

 Daimler AG

 $

 2,191,671

 76,100

 Honda Motor Co., Ltd.

 2,581,076

 361,100

 Tata Motors, Ltd.

 2,264,906

 $

 7,037,653

 Total Automobiles & Components

 $

 12,582,676

 Consumer Durables & Apparel - 2.1%

 Homebuilding - 1.8%

 312,200

 Sekisui Chemical Co., Ltd.

 $

 3,683,702

 Textiles - 0.3%

 566,000

 Pacific Textiles Holdings, Ltd.

 $

 677,678

 Total Consumer Durables & Apparel

 $

 4,361,380

 Consumer Services - 1.0%

 Restaurants - 1.0%

 206,700

 Domino's Pizza Group Plc

 $

 2,028,717

 Total Consumer Services

 $

 2,028,717

 Retailing - 1.3%

 Apparel Retail - 1.3%

 61,100

 Hennes & Mauritz AB

 $

 2,600,038

 Total Retailing

 $

 2,600,038

 Food & Staples Retailing - 3.3%

 Drug Retail - 1.6%

 76,300

 Sundrug Co., Ltd.

 $

 3,388,385

 Food Retail - 1.7%

 29,100

 Casino Guichard Perrachon SA

 $

 3,473,998

 Total Food & Staples Retailing

 $

 6,862,383

 Food, Beverage & Tobacco - 2.8%

 Soft Drinks - 1.2%

 66,000

 Suntory Beverage & Food, Ltd. *

 $

 2,420,118

 Packaged Foods & Meats - 1.6%

 49,300

 Danone SA

 $

 3,441,414

 Total Food, Beverage & Tobacco

 $

 5,861,532

 Household & Personal Products - 3.1%

 Household Products - 3.1%

 38,700

 Henkel AG & Co. KGaA

 $

 3,679,600

 40,200

 Unicharm Corp.

 2,637,196

 $

 6,316,796

 Total Household & Personal Products

 $

 6,316,796

 Health Care Equipment & Services - 1.5%

 Health Care Services - 1.5%

 62,100

 Fresenius SE & Co. KGaA

 $

 3,030,312

 Total Health Care Equipment & Services

 $

 3,030,312

 Pharmaceuticals, Biotechnology & Life Sciences - 7.9%

 Pharmaceuticals - 6.2%

 54,300

 Novartis AG

 $

 4,875,060

 14,506

 Roche Holding AG

 4,233,494

 45,000

 Shire Plc

 3,666,582

 $

 12,775,136

 Life Sciences Tools & Services - 1.7%

 47,700

 Gerresheimer AG

 $

 3,448,446

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 16,223,582

 Banks - 7.2%

 Diversified Banks - 7.2%

 291,008

 Banco Bilbao Vizcaya Argentaria SA

 $

 3,525,820

 550,600

 Barclays Plc

 2,047,509

 30,200

 BNP Paribas SA

 2,040,667

 63,700

 National Australia Bank, Ltd.

 2,097,652

 50,800

 Sumitomo Mitsui Financial Group, Inc.

 2,053,022

 123,700

 Swedbank AB

 3,152,086

 $

 14,916,756

 Total Banks

 $

 14,916,756

 Diversified Financials - 1.3%

 Diversified Capital Markets - 1.3%

 148,700

 UBS AG

 $

 2,668,497

 Total Diversified Financials

 $

 2,668,497

 Insurance - 7.4%

 Insurance Brokers - 1.4%

 33,300

 Aon Plc *

 $

 2,902,428

 Multi-line Insurance - 5.0%

 19,000

 Allianz SE *

 $

 3,239,912

 143,100

 AXA SA

 3,547,643

 11,500

 Zurich Insurance Group AG

 3,470,200

 $

 10,257,755

 Property & Casualty Insurance - 1.0%

 19,500

 ACE, Ltd.

 $

 2,073,435

 Total Insurance

 $

 15,233,618

 Real Estate - 5.1%

 Diversified REIT - 2.6%

 1,732,615

 Hibernia Real Estate Investment Trust plc *

 $

 2,550,885

 29,400

 Wereldhave NV

 2,705,694

 $

 5,256,579

 Industrial REIT - 1.2%

 485,100

 Goodman Group

 $

 2,532,103

 Real Estate Operating Companies - 1.3%

 133,800

 GAGFAH SA *

 $

 2,619,063

 Total Real Estate

 $

 10,407,745

 Software & Services - 1.4%

 IT Consulting & Other Services - 1.4%

 417,000

 Fujitsu, Ltd.

 $

 2,852,984

 Total Software & Services

 $

 2,852,984

 Technology Hardware & Equipment - 5.1%

 Computer Storage & Peripherals - 0.7%

 36,700

 NetApp, Inc.

 $

 1,547,272

 Electronic Equipment Manufacturers - 0.5%

 1,086,000

 PAX Global Technology, Ltd. *

 $

 987,491

 Electronic Components - 3.9%

 64,000

 Hoya Corp.

 $

 2,067,681

 27,400

 Murata Manufacturing Co., Ltd.

 2,618,353

 261,500

 Yaskawa Electric Corp.

 3,363,841

 $

 8,049,875

 Total Technology Hardware & Equipment

 $

 10,584,638

 Telecommunication Services - 5.6%

 Integrated Telecommunication Services - 2.3%

 31,200

 Nippon Telegraph & Telephone Corp.

 $

 2,091,986

 170,400

 Orange SA

 2,582,120

 $

 4,674,106

 Wireless Telecommunication Services - 3.3%

 45,000

 SoftBank Corp.

 $

 3,250,052

 1,025,518

 Vodafone Group Plc

 3,523,499

 $

 6,773,551

 Total Telecommunication Services

 $

 11,447,657

 Utilities - 2.5%

 Electric Utilities - 1.6%

 38,900

 Red Electrica Corp SA

 $

 3,278,793

 Multi-Utilities - 0.9%

 72,657

 GDF Suez

 $

 1,791,964

 Total Utilities

 $

 5,070,757

 TOTAL COMMON STOCKS

 (Cost $178,341,879)

 $

 198,110,557

 TOTAL INVESTMENT IN SECURITIES - 96.3%

 (Cost $178,341,879) (a) (b)

 $

 198,110,557

 OTHER ASSETS & LIABILITIES - 3.7%

 $

 7,516,704

 TOTAL NET ASSETS - 100.0%

 $

 205,627,261

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (a)

 At  August 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $179,169,461 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

           26,738,021

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

           (7,796,925)

 Net unrealized appreciation

 $

           18,941,096

 (b)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 Japan

                    25.6

 %

 France

                    12.7

 Germany

                    12.1

 Switzerland

                    11.8

 United Kingdom

                    10.2

 Australia

                      7.0

 Spain

                      3.4

 Sweden

                      2.9

 Netherlands

                      2.7

 Jersey Channel Islands

                      1.9

 Curacao

                      1.8

 Canada

                      1.6

 Luxembourg

                      1.3

 Ireland

                      1.3

 India

                      1.1

 Other (individually less than 1%)

 2.6

 100.0

 %

 TOTAL RETURN SWAP AGREEMENTS

 Notional Principal

 Counterparty

 Pay / Receive

 Obligation Entity/Index

 Coupon

 Expiration Date

 Net Unrealized Appreciation (Depreciation)

 JPY

112,506

 Citibank NA

 Pay

 JPX-NIKKEI INDEX 400

 1M Libor +53 bps

42157

$
218,574

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 JPY

 Japanese Yen

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3.

 The following is a summary of the inputs used as of  August 31, 2014, in valuing the Fund’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks*

  Energy

   Oil & Gas Equipment & Services

$
3,519,444

$
-

$
-

$
3,519,444

   Oil & Gas Exploration & Production

3,118,182

-

-

3,118,182

  Insurance

   Insurance Brokers

2,902,428

-

-

2,902,428

   Property & Casualty Insurance

2,073,435

  Technology Hardware & Equipment

   Computer Storage & Peripherals

1,547,272

-

-

1,547,272

 All Other Common Stocks

-

187,023,231

-

187,023,231

 Total

$
13,160,761

$
187,023,231

$
-

$
198,110,557

 Other Financial Instruments

 Net unrealized appreciation on swap contracts

$
-

$
218,574

$
-

$
218,574

 Net unrealized depreciation on futures contracts

(420,290
)

-

-

(420,290
)

 Total Other Financial Instruments

$
(420,290
)

$
218,574

$
-

$
(201,716
)

 * Level 2 securities are valued by independent pricing services using fair value factors.

 During the period ended August 31, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust VIII By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date October 30, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date October 30, 2014 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark Bradley, Treasurer and Chief Accounting and Financial Officer Date October 30, 2014 * Print the name and title of each signing officer under his or her signature.